Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands		Total	Subtotal	Share capital (Note 22)	Share premium (Note 22)	Cumulative translation adjustment	Equity-settled compensation	Cash flow hedge	Other Reserves	Treasury shares	Revaluation surplus	Reserve from the sale of non-controlling interests in subsidiaries	Retained earnings	Non- controlling interest
Balance at beginning of period at Dec. 31, 2022		$ 1,163,643	$ 1,126,091	$ 167,073	$ 793,169	$ (456,029)	$ 18,792	$ (44,872)	$ 126,925	$ (4,792)	$ 281,909	$ 41,574	$ 202,342	$ 37,552
Loss for the year		226,721	226,291										226,291	430
Other comprehensive income:
Exchange differences on translating foreign operations		(222,166)	(211,355)			(147,832)					(63,523)			(10,811)
Cash flow hedge	[1]	27,748	27,748					27,748
Revaluation surplus	[2]	122,793	112,360								112,360			10,433
Reserve of the revaluation surplus derived from the disposals of assets	[3]	0	0								(13,148)		13,148
Other comprehensive income / (loss) for the year		(71,625)	(71,247)			(147,832)		27,748			35,689		13,148	(378)
Total comprehensive income for the year		155,096	155,044			(147,832)		27,748			35,689		239,439	52
Reserves for the benefit of government grants	[4]	0	0						22,992				(22,992)
Employee share options, exercised		214	214		236		(77)			55
Restricted shares, value of employee services		6,084	6,084				6,084
Restricted shares, vested		2,937	2,937		7,528		(6,145)		1,554
Restricted shares, forfeited		0	0						30	(30)
Restricted shares, granted		0	0						(824)	824
Purchase of own shares (Note 22)		(26,242)	(26,242)		(22,123)					(4,119)
Dividends to shareholders (Note 22)		(35,000)	(35,000)		(35,000)
Dividends to non-controlling interest		(1,084)												(1,084)
Balance at end of period at Dec. 31, 2023		1,265,648	1,229,128	167,073	743,810	(603,861)	18,654	(17,124)	150,677	(8,062)	317,598	41,574	418,789	36,520
Loss for the year		92,101	92,340										92,340	(239)
Other comprehensive income:
Exchange differences on translating foreign operations		396,416	370,356			190,104					180,252			26,060
Cash flow hedge	[5]	17,124	17,124					17,124
Revaluation surplus	[6]	(268,415)	(245,654)								(245,654)			(22,761)
Reserve of the revaluation surplus derived from the disposals of assets	[7]	0	0								(6,935)		6,935
Other comprehensive income / (loss) for the year		145,125	141,826			190,104		17,124			(72,337)		6,935	3,299
Total comprehensive income for the year		237,226	234,166			190,104		17,124			(72,337)		99,275	3,060
Reserves for the benefit of government grants	[8]	0	0						0				0
Employee share options, exercised		99	99		115		(38)			22
Restricted shares, value of employee services		4,759	4,759				4,759
Restricted shares, vested		2,885	2,885		7,540		(6,111)		1,456
Restricted shares, forfeited		0	0						34	(34)
Restricted shares, granted		0	0						(906)	906
Purchase of own shares (Note 22)		(66,887)	(66,887)		(57,066)					(9,821)
Dividends to shareholders (Note 22)		(35,000)	(35,000)		(35,000)
Dividends to non-controlling interest		(629)												(629)
Balance at end of period at Dec. 31, 2024		1,408,101	1,369,150	167,073	659,399	(413,757)	17,264	$ 0	151,261	(16,989)	245,261	41,574	518,064	38,951
Loss for the year		(6,759)	(8,348)										(8,348)	1,589
Other comprehensive income:
Exchange differences on translating foreign operations		(23,089)	(20,811)			(12,468)					(8,343)			(2,278)
Cash flow hedge		0
Revaluation surplus	[9]	41,744	38,791								38,791			2,953
Other comprehensive income / (loss) for the year		18,655	17,980			(12,468)					30,448		0	675
Total comprehensive income for the year		11,896	9,632			(12,468)					30,448		(8,348)	2,264
Reduction of issued share capital of the company (Note22)		0	0	(9,000)						9,000
Issued of capital (Note 22)		303,687	303,687	63,735	239,952
Employee share options, exercised		45	45		52		(15)			8
Employee share options, forfeitured		5	5				(9)						14
Restricted shares, value of employee services		13,671	13,671				13,671
Restricted shares, vested		4,362	4,362		20,311		(19,553)		3,604
Restricted shares, forfeited		0	0						2	(2)
Restricted shares, granted		0	0						(1,630)	1,630
Purchase of own shares (Note 22)		(10,210)	(10,210)		(8,623)					(1,587)
Dividends to shareholders (Note 22)		(35,000)	(35,000)		(35,000)
Dividends to non-controlling interest		(95)												(95)
Non-controlling interest on acquisition of subsidiary (Note 21)		95,829												95,829
Balance at end of period at Dec. 31, 2025		$ 1,792,291	$ 1,655,342	$ 221,808	$ 876,091	$ (426,225)	$ 11,358		$ 153,237	$ (7,940)	$ 275,709	$ 41,574	$ 509,730	$ 136,949

[1]	Net of ($8,498) of income tax.
[2]	Net of $62,988 of Income tax.
[3]	Net of $10,492 of Income tax.
[4]	Correspond to the presumed credit of ICMS (Imposto sobre Circulação de Mercadorias e Prestação de Serviços) over the sale values in our Sugar, ethanol and energy business. (see Note 24).
[5]	Net of $(7,092) of Income tax
[6]	Net of $144,971 of Income tax.
[7]	Net of $2,265 of Income tax.
[8]	Correspond to the presumed credit of ICMS (Imposto sobre Circulação de Mercadorias e Prestação de Serviços) over the sale values in our Sugar, ethanol and energy business. (see Note 24).
[9]	Net of $22,476 of Income tax.